Average Annual Total Returns - Balanced-Risk Commodity Strategy	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Nov. 30, 2010	1.79%	1.66%	(4.73%)	1.79%	1.36%	(4.94%)	1.06%	1.14%	(3.47%)	Nov. 30, 2010	5.89%	2.04%	(4.75%)	Nov. 30, 2010	7.40%	2.57%	(4.40%)	Nov. 30, 2010	7.89%	3.06%	(3.93%)	Nov. 30, 2010	8.02%	3.13%	(3.89%)	Sep. 24, 2012	8.00%	3.19%	(3.91%)	[1]	(3.12%)	1.03%	(6.50%)	[2]

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	From the inception date of the oldest share class.